Services [Member] Expense Example - Services - BlackRock High Yield Portfolio - Service Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 93
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	513
Expense Example, with Redemption, 10 Years	$ 1,141